Expense Example - VIPSectorFunds-ServiceClass2 - VIPSectorFunds-ServiceClass2 - VIP Financial Services Portfolio - VIP Financial Services Portfolio - Service Class 2	Aug. 11, 2023 USD ($)
Expense Example:
1 year	$ 92
3 years	287
5 years	498
10 years	$ 1,108